Income Taxes - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Loss for the period before taxation	$ 93,026	$ 202,083
Tax benefit at standard U.K. rate at 19%	17,675	38,396
Difference in overseas tax rates	206	402
Expenses not deductible for tax purposes	0	0
Tax losses for which no deferred tax asset was recognized	(13,960)	(36,974)
Share-based payment	(4,695)	(3,309)
Total income tax credit/(expense)	$ (774)	$ (1,485)
Effective tax rate	(1.00%)	(1.00%)